Financial instruments - additional disclosures (Details 4) - Contract or underlying principal amout [member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 10,823	$ 8,410
EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	2,989	2,768
USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	6,558	4,361
Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	1,276	1,281
Derivative financial instruments, at fair value currency related [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	10,823	8,410
Derivative financial instruments, at fair value currency related [member] | EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	2,989	2,768
Derivative financial instruments, at fair value currency related [member] | USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	6,558	4,361
Derivative financial instruments, at fair value currency related [member] | Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ 1,276	$ 1,281